COST OF REVENUES	6 Months Ended
Jun. 30, 2026
Disclosure Of Cost Of Revenues [Abstract]
COST OF REVENUES
NOTE 5 - COST OF REVENUES

	Six months ended June 30		Three months ended June 30
	2026	2025	2026	2025
	(Unaudited)
	U.S. dollars in thousands

Cost of integrated POS devices sales	43,546	27,505	25,098	16,082
Cost of recurring revenue:
Cost of services	15,386	13,235	7,973	7,117
Cost of processing	60,793	49,888	32,072	26,218
	76,179	63,123	40,045	33,335
Total	119,725	90,628	65,143	49,417